Deferred Government Grants	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Government Grants [Abstract]
DEFERRED GOVERNMENT GRANTS
10.	DEFERRED GOVERNMENT GRANTS

The government grants received are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations over the life of the related assets as other operating income.

	Three Months Ended March 31,
	2017	2018
	US$	US$

Balance at beginning of the period	2,108	1,957
Recognized as other operating income	(266)	-
Foreign currency translation difference	12	77
Balance at ending of the period	1,854	2,034

12.	DEFERRED GOVERNMENT GRANTS

The government grants received are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations over the life of the related assets as other operating income.

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Balance at beginning of the year	7,316	4,014	2,108
Recognized as other operating income	(2,880)	(1,650)	(281)
Foreign currency translation difference	(422)	(256)	130
Balance at ending of the year	4,014	2,108	1,957